Income tax expense and other taxes - Schedule of excess of presumptive income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	$ 10,040
Year 2016 [Member]
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	8,424
Year 2017 [Member]
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	1,260
Year 2018 [Member]
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	$ 356